Share-based Compensation - Hutchmed Share Option Activity (Details) - Hutchmed Share Option Scheme - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of share options
Outstanding as at beginning of period (in shares)	29,160,990	19,432,560
Granted (in shares)	8,279,900	15,437,080
Exercised (in shares)	(400,000)	(480,780)
Cancelled (in shares)	(817,800)	(4,486,200)
Expired (in shares)	(42,400)	(741,670)
Outstanding as at end of period (in shares)	36,180,690	29,160,990	19,432,560
Vested and exercisable (in shares)	15,374,075	11,529,280
Weighted average exercise price in GBP per share
Outstanding balance as at beginning of period (in GBP per share)	£ 3.40	£ 3.27
Granted (in GBP per share)	4.05	3.71
Exercised (in GBP per share)	0.44	0.96
Cancelled (in GBP per share)	4.31	3.85
Expired (in GBP per share)	4.33	4.62
Outstanding balance as at end of period (in GBP per share)	3.57	3.40	£ 3.27
Vested and exercisable (in GBP per share)	£ 3.11	£ 2.73
Weighted average remaining contractual life (years)
Outstanding (in years)	7 years 5 months 1 day	7 years 2 months 15 days	6 years 8 months 1 day
Vested and exercisable (in years)	5 years 3 months	4 years 6 months 25 days
Aggregate intrinsic value in GBP
Outstanding (in GBP)	£ 72,650	£ 35,654	£ 18,668
Vested and exercisable (in GBP)	£ 37,879	£ 21,864